GS Mortgage-Backed Securities Trust 2021-INV1 ABS-15G

Exhibit 99.3 - Schedule 3

Valuation Report
Run Date - XX/XX/XXXX
LOAN INFORMATION							ORIGINATION VALUES			DESK REVIEW VALUES					2055 VALUES
Recovco Loan ID	Seller Loan ID	Client Loan ID	Note Date	Original Loan Amount	Sales Price	Appraisal Form Type	Appraised Value	Value for LTV	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Collateral Underwriter Risk Score
XXXXXXX	XXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	PIW	$XXX	$XXX	XX/XX/XXXX						$XXX	$XXX	11.364%	XXXXXXXX	XX/XX/XXXX	Not Applicable
XXXXXXX	XXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	1004, 1025 or equivalent	$XXX	$XXX	XX/XX/XXXX											1.8
XXXXXXX	XXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	1004, 1025 or equivalent	$XXX	$XXX	XX/XX/XXXX											1.3
XXXXXXX	XXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	1004, 1025 or equivalent	$XXX	$XXX	XX/XX/XXXX											2.1
XXXXXXX	XXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	1004, 1025 or equivalent	$XXX	$XXX	XX/XX/XXXX	$XXX	$XXX	0.000%	XXXXXXXX	XX/XX/XXXX						Not Applicable
XXXXXXX	XXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	PIW	$XXX	$XXX	XX/XX/XXXX						$XXX	$XXX	22.449%	XXXXXXXX	XX/XX/XXXX	Not Applicable
XXXXXXX	XXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	PIW	$XXX	$XXX	XX/XX/XXXX						$XXX	$XXX	18.667%	XXXXXXXX	XX/XX/XXXX	Not Applicable
XXXXXXX	XXXXXXX	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	PIW	$XXX	$XXX	XX/XX/XXXX						$XXX	$XXX	12.955%	XXXXXXXX	XX/XX/XXXX	Not Applicable